Forum Funds II
Three Canal Plaza, Suite 600
Portland, Maine 04101

August 14, 2015

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Forum Funds II (the "Registrant")
File Nos. 333-188521/811-22842
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

    Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information in the Prospectus dated August 3, 2015 as refiled on July 31, 2015, for the ABR Dynamic Blend Equity & Volatility Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on July 31, 2015 (accession number 0001435109-15-000683).

    If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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